Quarterly Holdings Report
for

Fidelity® International Equity Central Fund

December 31, 2020

INTCEN-QTLY-0221
1.859212.113

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Australia - 1.2%
Arena (REIT) unit	1,618,691	$3,594,038
Commonwealth Bank of Australia	157,459	9,967,581
CSL Ltd.	22,902	4,999,910
Inghams Group Ltd.	1,975,146	4,750,945
National Australia Bank Ltd.	706,580	12,311,075
Treasury Wine Estates Ltd.	314,473	2,278,964
Woodside Petroleum Ltd.	217,908	3,820,233

TOTAL AUSTRALIA		41,722,746

Austria - 0.2%
Erste Group Bank AG	216,800	6,604,322
Bailiwick of Jersey - 0.4%
Experian PLC	8	304
Ferguson PLC	113,279	13,763,440
Sanne Group PLC	24,400	205,541
WPP PLC	161,090	1,745,570

TOTAL BAILIWICK OF JERSEY		15,714,855

Belgium - 1.5%
Anheuser-Busch InBev SA NV	85,700	5,979,010
KBC Groep NV	387,185	27,093,701
Kinepolis Group NV	23,050	978,526
UCB SA	82,000	8,462,809
Umicore SA	233,964	11,229,951

TOTAL BELGIUM		53,743,997

Bermuda - 1.2%
Credicorp Ltd. (United States)	55,200	9,053,904
Genpact Ltd.	238,400	9,860,224
Hiscox Ltd. (a)	596,437	8,107,338
IHS Markit Ltd.	174,000	15,630,420

TOTAL BERMUDA		42,651,886

Brazil - 0.0%
Rede D'Oregon Sao Luiz SA	73,000	959,898
Canada - 4.6%
Algonquin Power & Utilities Corp.	117,900	1,940,455
Barrick Gold Corp. (Canada)	577,609	13,159,448
Boardwalk (REIT) (b)	88,200	2,337,865
Canadian Natural Resources Ltd.	259,200	6,229,027
Canadian Pacific Railway Ltd.	51,500	17,863,772
Cenovus Energy, Inc. (Canada)	716,100	4,359,946
Constellation Software, Inc.	14,400	18,699,071
Enbridge, Inc.	96,900	3,099,064
First Quantum Minerals Ltd.	674,500	12,108,041
Fortis, Inc.	108,640	4,438,118
Lightspeed POS, Inc.	19,100	1,344,449
Lundin Mining Corp.	1,567,600	13,916,160
Pembina Pipeline Corp. (b)	138,300	3,270,351
Shopify, Inc. (a)	10,801	12,226,192
Sun Life Financial, Inc.	217,000	9,648,990
Suncor Energy, Inc.	318,100	5,335,403
The Toronto-Dominion Bank	485,000	27,402,938
Topicus.Com, Inc. (a)(c)	26,781	101,248
Wheaton Precious Metals Corp.	103,900	4,339,166

TOTAL CANADA		161,819,704

Cayman Islands - 1.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	63,100	14,685,263
China Feihe Ltd. (d)	1,223,000	2,864,860
CK Asset Holdings Ltd.	1,037,000	5,323,814
HKBN Ltd.	2,449,240	3,791,173
JD Health International, Inc. (d)	93,300	1,805,236
KE Holdings, Inc. ADR (a)	14,241	876,391
Tencent Holdings Ltd.	58,190	4,186,992
Yatsen Holding Ltd. ADR	23,800	404,600
Zai Lab Ltd. (a)	15,400	2,053,783
Zai Lab Ltd. ADR (a)	12,800	1,732,352

TOTAL CAYMAN ISLANDS		37,724,464

China - 0.4%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	900,200	8,543,121
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (a)(d)	128,200	2,968,339
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	39,907	2,604,744

TOTAL CHINA		14,116,204

Denmark - 2.0%
A.P. Moller - Maersk A/S Series B	10,223	22,748,754
Ascendis Pharma A/S sponsored ADR (a)	10,500	1,751,190
DSV Panalpina A/S	135,300	22,738,761
ORSTED A/S (d)	27,940	5,716,672
Vestas Wind Systems A/S	80,750	19,075,528

TOTAL DENMARK		72,030,905

Finland - 0.3%
Nordea Bank ABP (Stockholm Stock Exchange)	1,318,100	10,802,344
France - 9.9%
ALTEN (a)	102,000	11,544,959
Amundi SA (d)	118,700	9,686,658
ARGAN SA	18,500	1,889,404
AXA SA	603,300	14,468,544
BNP Paribas SA (a)	322,900	17,046,597
Capgemini SA	135,400	20,974,167
Covivio	19,600	1,804,206
Dassault Systemes SA	72,100	14,634,652
Edenred SA	271,000	15,364,826
ENGIE (a)	310,920	4,755,539
Kering SA	22,998	16,699,969
L'Oreal SA	11,000	4,197,074
Legrand SA	185,200	16,516,219
LVMH Moet Hennessy Louis Vuitton SE	117,845	73,771,137
Pernod Ricard SA	144,400	27,660,501
Safran SA (a)	87,500	12,401,714
Sanofi SA	340,255	32,978,540
Sartorius Stedim Biotech	13,600	4,838,125
SR Teleperformance SA	64,600	21,410,613
Total SA	330,672	14,259,980
Vivendi SA	198,940	6,411,265
Worldline SA (a)(d)	59,900	5,788,288

TOTAL FRANCE		349,102,977

Germany - 8.3%
adidas AG	74,900	27,248,992
Allianz SE	91,200	22,405,375
BASF AG	169,247	13,377,736
Bayer AG	48,300	2,845,411
Daimler AG (Germany)	198,900	14,097,892
Delivery Hero AG (a)(d)	50,300	7,866,368
Deutsche Borse AG	96,900	16,499,388
Deutsche Post AG	422,031	20,905,631
Deutsche Telekom AG	468,600	8,553,168
DWS Group GmbH & Co. KGaA (d)	218,200	9,239,079
Hannover Reuck SE	82,800	13,194,698
HeidelbergCement AG	82,500	6,142,582
LEG Immobilien AG	28,444	4,412,940
Linde PLC	12	3,164
Merck KGaA	118,100	20,255,857
Rheinmetall AG	148,198	15,690,843
RWE AG	128,600	5,440,714
SAP SE	207,435	26,866,730
Siemens AG	194,050	27,952,219
Siemens Healthineers AG (d)	102,200	5,259,343
Symrise AG	40,800	5,424,091
Vonovia SE	245,500	17,929,868

TOTAL GERMANY		291,612,089

Hong Kong - 1.8%
AIA Group Ltd.	4,164,800	50,752,762
Dah Sing Banking Group Ltd.	2,208,400	2,267,524
Hong Kong Exchanges and Clearing Ltd.	114,970	6,302,814
Sino Land Ltd.	1,010,000	1,315,842
Techtronic Industries Co. Ltd.	148,000	2,111,436

TOTAL HONG KONG		62,750,378

Hungary - 0.3%
OTP Bank PLC (a)	187,400	8,434,145
Richter Gedeon PLC	125,000	3,132,910

TOTAL HUNGARY		11,567,055

India - 0.9%
HDFC Bank Ltd. (a)	904,300	17,814,715
Reliance Industries Ltd.	24,986	382,172
Reliance Industries Ltd.	445,200	12,098,586

TOTAL INDIA		30,295,473

Indonesia - 0.1%
PT Bank Central Asia Tbk	876,100	2,110,746
Ireland - 2.0%
Flutter Entertainment PLC	48,141	9,947,339
Greencore Group PLC	1,072,400	1,708,481
Irish Residential Properties REIT PLC	1,862,600	3,404,066
Kerry Group PLC Class A	135,100	19,557,822
Kingspan Group PLC (Ireland) (a)	70,100	4,915,602
Linde PLC	42,000	11,067,420
Ryanair Holdings PLC (a)	103,400	2,053,412
Ryanair Holdings PLC sponsored ADR (a)	153,980	16,934,720

TOTAL IRELAND		69,588,862

Israel - 0.4%
Mizrahi Tefahot Bank Ltd.	365,200	8,438,314
NICE Systems Ltd. (a)	24,752	6,932,362

TOTAL ISRAEL		15,370,676

Italy - 1.5%
Enel SpA	1,073,526	10,922,844
FinecoBank SpA	794,300	13,099,611
GVS SpA (d)	111,500	2,079,029
Intesa Sanpaolo SpA	3,193,600	7,548,776
Recordati SpA	300,700	16,721,571
Terna SpA	467,680	3,593,738

TOTAL ITALY		53,965,569

Japan - 17.7%
A/S One Corp.	20,100	3,435,814
Advance Residence Investment Corp.	942	2,823,582
Astellas Pharma, Inc.	517,400	8,011,297
Bandai Namco Holdings, Inc.	108,300	9,362,121
BASE, Inc. (a)	8,600	812,900
Daiichi Sankyo Kabushiki Kaisha	345,500	11,828,410
Daiichikosho Co. Ltd.	86,490	2,986,169
Daikin Industries Ltd.	75,100	16,707,283
Dip Corp.	107,930	2,877,646
FANUC Corp.	60,000	14,810,947
Fast Retailing Co. Ltd.	13,200	11,821,258
Freee KK (a)	17,300	1,692,218
Hennge K.K. (a)(b)	18,100	1,458,448
Hitachi Ltd.	152,900	6,019,452
Hoya Corp.	367,000	50,719,965
Isuzu Motors Ltd.	242,900	2,305,380
Itochu Corp.	418,000	11,998,954
Itsumo, Inc. (a)	15,100	747,286
JTOWER, Inc.	27,280	2,826,943
Kao Corp.	285,600	22,044,763
KDDI Corp.	149,500	4,432,714
Keyence Corp.	63,500	35,668,975
Kokopelli, Inc. (a)	6,900	489,826
Lifenet Insurance Co. (a)	241,100	3,766,348
Minebea Mitsumi, Inc.	171,500	3,401,598
Mitsubishi Estate Co. Ltd.	453,000	7,269,585
Money Forward, Inc. (a)	131,300	6,249,959
Murata Manufacturing Co. Ltd.	87,100	7,885,123
Nexon Co. Ltd.	397,800	12,251,261
Nintendo Co. Ltd.	6,223	3,994,801
Nitori Holdings Co. Ltd.	82,400	17,253,286
Olympus Corp.	543,200	11,870,910
Oracle Corp. Japan	94,528	12,313,221
ORIX Corp.	530,300	8,137,721
Persol Holdings Co. Ltd.	1,481,400	26,699,776
Recruit Holdings Co. Ltd.	944,400	39,667,593
Relo Group, Inc.	299,900	7,255,341
Renesas Electronics Corp. (a)	119,800	1,251,893
Shin-Etsu Chemical Co. Ltd.	68,200	11,915,433
Shiseido Co. Ltd.	71,400	4,934,486
SMC Corp.	28,400	17,314,222
SoftBank Group Corp.	222,396	17,265,732
Sony Corp.	522,100	52,611,019
Sumitomo Mitsui Financial Group, Inc.	315,100	9,767,518
Suzuki Motor Corp.	210,500	9,748,787
T&D Holdings, Inc.	301,900	3,558,300
Taiheiyo Cement Corp.	189,700	4,738,137
Terumo Corp.	162,000	6,765,232
TIS, Inc.	267,500	5,476,684
Tokio Marine Holdings, Inc.	170,700	8,775,126
Tokyo Electron Ltd.	87,800	32,652,366
Towa Hi System Co. Ltd. (a)	3,300	107,704
Toyota Motor Corp.	241,600	18,644,302
Tsuruha Holdings, Inc.	120,200	17,089,109
WealthNavi, Inc.	146,000	3,577,357
Z Holdings Corp.	940,780	5,689,052

TOTAL JAPAN		625,781,333

Korea (South) - 0.8%
LG Chemical Ltd.	16,730	12,665,800
Samsung Electronics Co. Ltd.	184,590	13,737,340
SK Hynix, Inc.	10,230	1,113,790

TOTAL KOREA (SOUTH)		27,516,930

Luxembourg - 0.3%
B&M European Value Retail SA	1,707,676	12,054,545
Netherlands - 7.4%
Adyen BV (a)(d)	3,800	8,829,459
Airbus Group NV	138,700	15,221,521
Argenx SE ADR (a)	7,400	2,176,266
ASM International NV (Netherlands)	50,000	10,991,796
ASML Holding NV (Netherlands)	128,078	62,012,450
BE Semiconductor Industries NV	134,300	8,134,471
Elastic NV (a)	43,500	6,356,655
Euronext NV (d)	79,200	8,722,434
Ferrari NV	71,000	16,467,848
Heineken NV (Bearer)	71,900	8,012,458
IMCD NV	156,900	19,982,315
ING Groep NV (Certificaten Van Aandelen)	1,511,500	14,109,290
JDE Peet's BV	276,200	12,467,659
Koninklijke Philips Electronics NV	620,245	33,411,076
NXP Semiconductors NV	41,000	6,519,410
RHI Magnesita NV	189,545	9,087,650
Wolters Kluwer NV	218,900	18,467,969

TOTAL NETHERLANDS		260,970,727

Norway - 0.5%
Schibsted ASA:
(A Shares)	285,100	12,150,911
(B Shares)	168,580	6,257,788

TOTAL NORWAY		18,408,699

Poland - 0.1%
Allegro.eu SA (a)(d)	176,200	3,971,035
Portugal - 0.2%
Energias de Portugal SA	787,700	4,961,586
Galp Energia SGPS SA Class B	242,524	2,569,881

TOTAL PORTUGAL		7,531,467

Singapore - 0.4%
Parkway Life REIT	433,700	1,269,990
United Overseas Bank Ltd.	481,213	8,225,334
Wing Tai Holdings Ltd.	1,995,800	2,944,771

TOTAL SINGAPORE		12,440,095

South Africa - 0.4%
Naspers Ltd. Class N	72,800	14,907,598
Spain - 2.4%
Amadeus IT Holding SA Class A	387,449	28,600,425
Bankinter SA	1,891,500	10,222,762
Cellnex Telecom SA (d)	100,238	6,015,027
Iberdrola SA	2,762,363	39,483,297

TOTAL SPAIN		84,321,511

Sweden - 3.8%
AddTech AB (B Shares)	692,000	9,196,329
ASSA ABLOY AB (B Shares)	600,500	14,839,565
Atlas Copco AB (A Shares)	299,100	15,372,666
Ericsson (B Shares)	481,411	5,726,604
Fastighets AB Balder (a)	13,600	710,115
Fortinova Fastigheter AB	191,200	1,016,375
Hexagon AB (B Shares)	227,300	20,839,328
Indutrade AB (a)	985,889	21,104,261
Lundin Petroleum AB	96,873	2,625,516
Nordnet AB	415,600	6,482,089
NP3 Fastigheter AB	149,000	2,217,312
Swedbank AB (A Shares) (a)	583,100	10,227,802
Swedish Match Co. AB	280,800	21,852,077

TOTAL SWEDEN		132,210,039

Switzerland - 9.4%
Alcon, Inc. (a)	159,151	10,500,783
Dufry AG (a)	61,388	3,867,139
Julius Baer Group Ltd.	263,540	15,182,943
Lonza Group AG	57,910	37,303,700
Nestle SA (Reg. S)	768,968	90,900,712
Roche Holding AG (participation certificate)	210,100	73,177,529
Siemens Energy AG (a)	247,575	9,019,059
Sika AG	114,754	31,281,165
Sonova Holding AG Class B	81,613	21,227,019
Temenos Group AG	46,020	6,411,948
Zurich Insurance Group Ltd.	80,146	33,775,230

TOTAL SWITZERLAND		332,647,227

Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,084,000	20,499,974
United Kingdom - 10.8%
Abcam PLC	114,000	2,416,372
AstraZeneca PLC (United Kingdom)	208,100	20,750,332
Beazley PLC	2,818,800	14,054,269
BP PLC	3,512,621	12,121,151
Compass Group PLC	1,223,000	22,810,609
Cranswick PLC	78,680	3,787,340
Dechra Pharmaceuticals PLC	293,200	13,832,809
Diageo PLC	1,059,745	41,932,798
Diploma PLC	183,468	5,499,563
Direct Line Insurance Group PLC	158,576	691,760
Grainger Trust PLC	388,786	1,507,802
Helical Bar PLC	318,816	1,628,389
Hotel Chocolat Group Ltd. (b)	864,386	4,994,152
Informa PLC (a)	376,480	2,815,078
John David Group PLC	863,200	10,151,664
Legal & General Group PLC	2,188,800	7,967,856
London Stock Exchange Group PLC	273,800	33,796,923
Mondi PLC	790,900	18,597,351
National Grid PLC	397,250	4,699,021
Ocado Group PLC (a)	148,599	4,647,393
Prudential PLC	896,943	16,492,960
Reckitt Benckiser Group PLC	145,830	13,015,941
RELX PLC (London Stock Exchange)	1,550,300	38,001,632
Rentokil Initial PLC (a)	2,353,900	16,403,811
Rio Tinto PLC	216,600	16,304,149
Rolls-Royce Holdings PLC	11,654	17,730
Royal Dutch Shell PLC:
Class A (United Kingdom)	273,727	4,800,185
Class B (United Kingdom)	190,130	3,222,458
Scottish & Southern Energy PLC	230,160	4,721,157
Smith & Nephew PLC	586,300	12,178,899
THG Holdings Ltd.	397,800	4,243,134
Unilever PLC	129,425	7,836,824
Victrex PLC	246,900	7,920,935
Vodafone Group PLC	3,261,140	5,356,385

TOTAL UNITED KINGDOM		379,218,832

United States of America - 3.6%
Airbnb, Inc. Class A	200	29,360
Ares Management Corp.	195,200	9,184,160
Boston Beer Co., Inc. Class A (a)	6,400	6,363,456
Boston Scientific Corp. (a)	221,000	7,944,950
Constellation Brands, Inc. Class A (sub. vtg.)	22,300	4,884,815
Equifax, Inc.	45,900	8,851,356
Fidelity National Information Services, Inc.	57,200	8,091,512
Global Payments, Inc.	66,310	14,284,500
Intercontinental Exchange, Inc.	111,500	12,854,835
Kosmos Energy Ltd.	672,800	1,581,080
Marsh & McLennan Companies, Inc.	124,700	14,589,900
NICE Systems Ltd. sponsored ADR (a)	57,500	16,303,550
Philip Morris International, Inc.	61,200	5,066,748
Roper Technologies, Inc.	29,900	12,889,591
The AES Corp.	104,660	2,459,510

TOTAL UNITED STATES OF AMERICA		125,379,323

TOTAL COMMON STOCKS
(Cost $2,537,354,864)		3,402,114,485

Nonconvertible Preferred Stocks - 0.3%
Germany - 0.3%
Porsche Automobil Holding SE (Germany)
(Cost $8,081,839)	176,700	12,205,883
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.09% 2/18/21 to 4/1/21 (Cost $3,989,386)(e)	3,990,000	3,989,403
	Shares	Value

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.11% (f)	96,867,197	96,886,570
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)	4,494,286	4,494,735
TOTAL MONEY MARKET FUNDS
(Cost $101,381,304)		101,381,305
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $2,650,807,393)		3,519,691,076
NET OTHER ASSETS (LIABILITIES) - 0.2%		7,466,171
NET ASSETS - 100%		$3,527,157,247

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	452	March 2021	$48,156,080	$217,047	$217,047
TME S&P/TSX 60 Index Contracts (Canada)	25	March 2021	4,041,559	(39,517)	(39,517)
TOTAL FUTURES CONTRACTS					$177,530

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $80,811,827 or 2.3% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,989,403.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,005
Fidelity Securities Lending Cash Central Fund	5,920
Total	$21,925

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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